CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized	30,000,000	30,000,000	30,000,000
Preferred stock, issued	10,000,000	10,000,000	10,000,000
Preferred stock, outstanding	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	300,000,000	300,000,000	300,000,000
Common stock, issued	99,923,786	94,961,001	89,986,001
Common stock, outstanding	99,923,786	94,961,001	89,986,001